MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Impairment Charges			822.0	292.8
Severances				9.7
Total			823.6	304.2
Classification in consolidated statement of earnings (loss):
Impairment and other closure costs	8.2		661.8	294.5
Loss from discontinued operations net of tax	11.00	8.70	161.80
Restructuring				9.7
Total			823.6	304.2
Building Plant and Equipment [Member]
Asset Impairment Charges			801.1
Land [Member]
Asset Impairment Charges			10.8
Supplies and Spare Parts Inventory [Member]
Asset Impairment Charges			10.1	20.3
Paper Recycling Operation [Member]
Business Exit Costs			0.5	13.7
Landfill [Member]
Asset Impairment Charges			1.1
Business Exit Costs			1.1
Property Plant and Equipment [Member]
Asset Impairment Charges				272.5
Paper Assets [Member]
Asset Impairment Charges				(12.0)